Accounts receivable, net	12 Months Ended
Dec. 31, 2018
Accounts Receivable, Net [Abstract]
Accounts receivable, net
4.	Accounts receivable, net

Accounts receivable, net is consisted of the following:

	December 31, 2017	December 31, 2018
	RMB	RMB
Accounts receivable, gross:	8,885	52,746
Less: allowance for doubtful accounts	(418)	(491)
Accounts receivable, net	8,467	52,255

The Group closely monitors the collection of its accounts receivable and records allowance for doubtful accounts against aged accounts receivable and for specifically identified non-recoverable amounts. If the economic situation and the financial condition of a customer deteriorate resulting in an impairment of the customer's ability to make payments, additional allowances might be required.

Receivable balance are written off when they are determined to be uncollectable. The following table sets out movements of the allowance for doubtful accounts for the years ended December 31, 2016, 2017 and 2018:

	December 31, 2016	December 31, 2017	December 31, 2018
	RMB	RMB	RMB
Balance at the beginning of the period	-	-	418
Additions charged to bad debt expense	-	418	491
Write-off of bad debt allowance	-	-	(418)
Balance at the end of the period	-	418	491